MASSMUTUAL PREMIER FUNDS

Supplement dated July 1, 2011 to the

Prospectus dated March 1, 2011, revised as of March 2, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for the Disciplined Value Fund found on page 46 in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.08%		.17%		.31%		.31%		.36%
Total Annual Fund Operating Expenses (1)	.58%		.67%		.81%		1.06%		1.36%
Fee Waiver	(.05%	)	(.05%	)	(.05%	)	(.05%	)	(.05%	)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.53%		.62%		.76%		1.01%		1.31%

(1)	Other expenses have been restated to reflect a decrease to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.

(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fees of the Fund through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$54	$177	$315	$718
Class Y	$63	$206	$365	$826
Class L	$78	$250	$441	$994
Class A	$672	$885	$1,118	$1,787
Class N	$233	$422	$737	$1,628
Class N (no redemption)	$133	$422	$737	$1,628

The following information replaces similar information for the Disciplined Growth Fund found on page 62 in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A
Management Fees	.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%
Other Expenses	.08%		.17%		.31%		.31%
Total Annual Fund Operating Expenses (1)	.58%		.67%		.81%		1.06%
Fee Waiver	(.05%	)	(.05%	)	(.05%	)	(.05%	)
Total Annual Fund Operating Expenses after Fee Waiver(2)	.53%		.62%		.76%		1.01%

(1)	Other expenses have been restated to reflect an increase to the contractual administrative and shareholder services fees paid to MassMutual for the current fiscal year.

(2)

The expenses in the above table reflect a written agreement by MassMutual to waive .05% of the management fees of the Fund through February 28, 2013. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$54	$177	$315	$718
Class Y	$63	$206	$365	$826
Class L	$78	$250	$441	$994
Class A	$672	$885	$1,118	$1,787

        PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE